EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 177.2	$ 159.8
Share-based compensation	4.8	6.1
Other	6.9	4.8
Total expenses	$ 188.9	$ 170.7